(CUNA MUTUAL INSURANCE SOCIETY LETTERHEAD)

                                February 4, 2010

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re: CUNA Mutual Variable Annuity Account -- File No. 333-148426
             -----------------------------------------------------------

Commissioners:

On behalf of CUNA Mutual Insurance Society and CUNA Mutual Variable Annuity Account (the "Account"), we have attached for filing Post-Effective Amendment No. 12 to the Account's Registration Statement on Form N-4 (the "Amendment") for certain flexible premium variable annuity contracts. The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "Act"), to include new features to a guaranteed lifetime annual withdrawal benefit and a guaranteed minimum accumulation benefit as well as to update certain other information. The Account will file a post-effective amendment to designate May 1, 2010 as the effective date for the filing pursuant to paragraph (b) of Rule 485 under the Act; and will file another post-effective amendment pursuant to paragraph (b) of Rule 485 to include updated financial statements.

If you have any questions or comments, please contact the undersigned at
(608) 231-7495.

                                                       Sincerely,

                                                    /s/Kerry A. Jung

                                                       Kerry A. Jung
                                                       Lead Attorney

Attachment
cc:   Craig Ruckman, Esq.